Expense Example - VanEck U.S. Equity Buffer ETF - October - VanEck U.S. Equity Buffer ETF - October Class	Sep. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160